INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Shareholders' equity
Common shares, authorized (in shares)	750,000,000	750,000,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares issued (in shares)	3,870,396	691,977
Common shares, shares outstanding (in shares)	3,759,314	691,977
Balance	111,082	0
Preferred stock, authorized (in shares)	250,000,000	250,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series A Preferred Shares [Member]
Shareholders' equity
Preferred stock, par value (in dollars per share)	$ 1,000
Preferred stock, issued (in shares)	21,390	18,954
Preferred stock, outstanding (in shares)	21,390	18,954
Series B Preferred Shares [Member]
Shareholders' equity
Preferred stock, issued (in shares)	1,500,000	1,500,000
Preferred stock, outstanding (in shares)	1,500,000	1,500,000
Series C Preferred Stock [Member]
Shareholders' equity
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0